Leases - Schedule of Future Minimum Payments Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments Operating Lease [Abstract]
2025	$ 2,510
2026	2,775
2027	2,029
2028	349
Thereafter
Total lease payments	7,663
Less: imputed interest	(609)
Total operating lease liabilities, net of interest	$ 7,054	$ 10,089